Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning of period	$ 101	$ 140	$ 949
Settlements with tax authorities	(6)	(34)	(783)
Gross increases for tax positions of prior years	10	32	30
Gross decreases for tax positions of prior years	(17)	(37)	(52)
Exchange rate differences	(5)		(4)
Unrecognized tax benefits at end of period	$ 83	$ 101	$ 140